Income Taxes - Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	$ 80,862	$ 80,897	$ 92,752
Additions based on tax positions related to current year	4,849	9,456	6,733
Reductions based on tax positions related to current year	(55)	(132)	(3,160)
Additions based on tax positions related to prior years	2,307	5,821	937
Reductions based on tax positions related to prior years	(6,248)	(3,296)	(2,169)
Reductions due to settlements with taxing authorities		(764)	(958)
Reductions due to statute of limitations lapse	(15,740)	(11,120)	(13,238)
Balance at end of year	$ 65,975	$ 80,862	$ 80,897